Financial income and expense	6 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Financial income and expense	Financial income and expense
Financial income

in CHF thousands, for the six months ended June 30	2024	2023
Interest income on financial assets held at amortized cost	2,015	1,955
Net foreign exchange gain	3,432	—
Total	5,447	1,955

in CHF thousands, for the three months ended June 30	2024	2023
Interest income on financial assets held at amortized cost	912	1,088
Total	912	1,088
Financial expense

in CHF thousands, for the six months ended June 30	2024	2023
Net foreign exchange loss	—	(1,722)
Interest expense on leases	(13)	(18)
Other financial expenses	(7)	(9)
Total	(20)	(1,749)

in CHF thousands, for the three months ended June 30	2024	2023
Net foreign exchange loss	(9)	(1,177)
Interest expense on leases	(6)	(9)
Other financial expenses	(3)	(6)
Total	(18)	(1,192)
Exchange results primarily represent unrealized foreign exchange results on the cash and short-term time deposit balances held in USD and in EUR, respectively.